RESERVES - Schedule of warrants outstanding enabling holders to acquire common shares (Details)	12 Months Ended
	Sep. 30, 2019 item $ / shares	Sep. 30, 2018 item $ / shares	Sep. 30, 2017 item $ / shares	Sep. 30, 2016 item $ / shares
Disclosure Of Number Warrants Exercise Price And Expiry Date
Number of Warrants | item	12,393,092	2,663,937	349,636	354,977
Exercise Price | $ / shares	$ 1.31	$ 6.13	$ 65.38	$ 65.60
US$66.00 | January 14, 2023
Disclosure Of Number Warrants Exercise Price And Expiry Date
Number of Warrants | item	227,273
Exercise Price | $ / shares	$ 66.00
Expiry Date	January 14, 2023
US$42.8 | November 18, 2023
Disclosure Of Number Warrants Exercise Price And Expiry Date
Number of Warrants | item	7,477
Exercise Price | $ / shares	$ 42.80
Expiry Date	November 18, 2023
US$4.00 | January 9, 2023
Disclosure Of Number Warrants Exercise Price And Expiry Date
Number of Warrants | item	175,938
Exercise Price | $ / shares	$ 4.00
Expiry Date	January 9, 2023
US$4.00 | January 16, 2023
Disclosure Of Number Warrants Exercise Price And Expiry Date
Number of Warrants | item	63,000
Exercise Price | $ / shares	$ 4.00
Expiry Date	January 16, 2023
US$0.0001 | August 23, 2024
Disclosure Of Number Warrants Exercise Price And Expiry Date
Number of Warrants | item	11,919,404
Exercise Price | $ / shares	$ 0.0001
Expiry Date	August 23, 2024